EQUITY - Assumptions for calculation of fair value of stock options (Details 1) (Stock Options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate	0.91%
Average expected term (years)	3 years	3 years	3 years
Dividend yield	1.91%	2.40%	1.62%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate		0.40%	0.55%
Expected volatility	44.90%	44.90%	57.73%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk -free interest rate		0.75%	0.162%
Expected volatility	52.82%	63.48%	68.65%